Segment Information	12 Months Ended
Jun. 30, 2014
Segment Information

14. Segment Information

The Company has two reportable segments, a transportation segment and an oil and gas segment. The Company reassesses its reportable segments at least annually. The transportation segment provides school transportation and management services to public and private schools in both the United States and Canada.

The table below summarizes revenue and assets by geographical area for the transportation segment for the years ended June 30, 2014 and 2013:

2014
	Revenues	Property and Equipment (net)	Goodwill
United States	$409,683	$187,218	$99,484
Canada	74,633	44,134	39,674

Total	$484,316	$231,352	$139,158

For the year ended June 30, 2014, the oil and gas segment, which is located in the United States, had revenues of $5.2 million and net oil and gas interests of $7.9 million. There is no goodwill associated with this segment.

2013
	Revenues	Property and Equipment (net)	Goodwill
United States	$346,109	$172,219	$96,124
Canada	72,725	45,580	42,188

Total	$418,834	$217,799	$138,312

For the year ended June 30, 2013, the oil and gas segment, which is located in the United States, had revenues of $4.9 million and net oil and gas interests of $7.5 million. There is no goodwill associated with this segment.

The accounting policies of the segments are the same as those described in the basis of presentation. There are no inter-segment sales.

Reportable operating segments:

	2014	2013
Revenue
Transportation	$484,316	$418,834
Oil and gas	5,183	4,854

	$489,499	$423,688

Operating earnings
Transportation	$14,290	$15,770
Oil and gas	1,235	1,163

	15,525	16,933
Unallocated expenses	14,503	10,830
(Benefit) Provision for taxes	(395)	2,234

Net Income	$1,417	$3,869

Capital Expenditures
Transportation	$36,271	$40,148
Oil and gas	1,523	1,693

	$37,794	$41,841

Depreciation, depletion and amortization
Transportation	$48,896	$45,028
Oil and gas	1,121	1,019

	$50,017	$46,047

Total Assets
Transportation	$534,522	$503,780
Oil and gas	9,316	9,045

	$543,838	$512,825

Total Liabilities
Transportation	$383,114	$316,672
Oil and gas	1,684	1,671

	$384,798	$318,343